DISCLOSURES ABOUT FAIR VALUES OF FINANCIAL INSTRUMENTS - Contingent Consideration (Details) - Landshire (Detail) - USD ($) $ in Thousands	9 Months Ended	11 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Contingent consideration
Balance, beginning of period	$ 19,628
Balance, end of period		$ 19,628
Landshire
Contingent consideration
Balance, beginning of period		19,293
Accruals		0
Landshire | Level 3
Contingent consideration
Balance, beginning of period	19,628
Accruals	196
Payments, net	(10,000)
Balance, end of period	$ 9,824	$ 19,628